United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Variable Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105-4300

(Address of principal executive offices) (Zip code)

Robert Bruno

First Eagle Variable Funds

1345 Avenue of the Americas

New York, New York 10105-4300

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  December 31, 2006

Date of reporting period:  March 31, 2006

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended March 31, 2006, is filed herewith.

First Eagle Overseas Variable Fund
SCHEDULE OF INVESTMENTS
March 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks (82.80%)

	Belgium (0.78%)
55,000	Deceuninck (1)	$962,375	$1,760,332

	Brazil (0.35%)
9,860	Petroleo Brasiliero SA ADR (3)	783,630	787,321

	Canada (0.64%)
19,259	EnCana Corporation (3)	201,000	899,973
51,568	Kinross Gold Corporation (a)(12)	566,085	563,638

		767,085	1,463,611

	Chile (0.24%)
45,000	Quinenco SA ADR (8)	181,973	549,900

	France (21.21%)
71,670	Wendel Investissement (7)	1,369,194	8,602,023
138,521	Sodexho Alliance (1)	3,903,269	6,583,089
43,661	Robertet SA (2)	5,741,189	6,341,303
165,020	Vivendi Universal SA (10)	5,226,966	5,669,757
81,950	Rémy Cointreau SA (2)	2,391,419	4,089,332
32,605	L’Oréal SA (2)	2,432,631	2,873,734
50,770	Carrefour SA (13)	2,470,672	2,702,089
27,000	Essilor International SA (6)	1,642,122	2,409,182
14,760	Neopost SA (8)	805,142	1,605,117
1,750	Société Sucrière de Pithiviers-le-Vieil (2)	576,693	1,453,305
19,697	Laurent-Perrier (2)	564,177	1,313,381
5,000	Société Fonciere Financière et de Participations (7)	1,092,040	1,188,103
2,980	Total SA (3)	802,379	786,507
23,510	Télévision Française 1 SA (10)	618,803	712,559
10,000	Gaumont SA (10)	492,848	612,237
6,980	Cap Gemini SA (a)(14)	242,013	380,461
5,580	Accor SA (1)	261,093	321,807
18,000	Sabeton SA (7)	229,529	257,503
2,000	Didot-Bottin (a)(7)	126,999	152,756

		30,989,178	48,054,245

	Germany (3.19%)
38,150	Fraport AG (15)	1,494,243	2,904,572
20,000	Hornbach Holding AG Pfd. (13)	898,404	2,063,420
24,730	Vossloh AG (15)	1,208,700	1,263,417
14,800	Pfeiffer Vacuum Technology AG (8)	510,351	990,441

		4,111,698	7,221,850

	Hong Kong (0.59%)
1,059,500	Shaw Brothers (Hong Kong) Limited (10)	889,158	1,338,089

	Indonesia (0.17%)
535,000	PT Bat Indonesia Tbk (a)(2)	562,762	382,690

	Italy (3.85%)
250,000	Italcementi S.p.A. RNC (9)	1,162,105	4,152,299
40,546	Italmobiliare S.p.A. RNC (9)	2,019,828	2,678,016
250,000	Gewiss S.p.A. (8)	597,083	1,894,297

		3,779,016	8,724,612

	Japan (18.41%)
200,000	Shimano Inc. (1)	3,065,595	6,013,505
89,600	Toyota Motor Corporation (1)	3,260,713	4,893,430
100,000	Ono Pharmaceutical Company, Limited (6)	3,927,311	4,713,976
460,000	Aioi Insurance Company, Limited (4)	1,548,726	3,399,159
43,800	Secom Company, Limited (8)	1,858,494	2,239,572
85,000	Secom Joshinetsu Company, Limited (8)	1,544,591	2,028,709
127,000	T. Hasegawa Company, Limited (2)	1,861,823	1,979,403
200,000	NIPPONKOA Insurance Company, Limited (4)	706,596	1,824,436
59,300	Olympus Corporation (6)	1,248,304	1,742,710
55,050	Nitto Khoki Company, Limited (8)	972,052	1,426,105
35,000	Dydo Drinco Inc. (2)	761,747	1,367,478
50,000	Matsumoto Yushi-Seiyaku Company, Limited (9)	1,098,109	1,363,231
55,000	Chofu Seisakusho Company, Limited (1)	749,181	1,308,022

See Notes to Schedule of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

55,000	Maezawa Kasei Industries Company, Limited (8)	853,757	1,095,469
85,000	Chubu Nippon Broadcasting Company (10)	958,095	1,082,941
46,300	Toho Company, Limited (10)	422,270	892,691
5,770	ASAHI Broadcasting Corporation (10)	322,298	732,675
22,000	Mandom Corporation (2)	401,762	554,041
25,000	TKC Corporation (8)	429,716	494,755
35,000	Poplar Company Limited (2)	450,814	466,726
50,000	Sansei Yusoki Company, Limited (8)	388,365	458,232
6,800	Canon Inc. (14)	357,002	449,926
10,860	Astellas Pharma Inc. (6)	444,710	412,317
50,000	Shingakukai Company, Limited (1)	385,310	370,748
32,200	Seikagaku Corporation (6)	176,280	351,715
1,400	Nissin Food Products Company, Limited (2)	40,094	43,284

		28,233,715	41,705,256

	Luxembourg (0.21%)
2,000	Societe Financiere Luxembourgeoise (7)	311,400	470,392

	Mexico (0.06%)
4200	Grupo Aeroportuario del Sureste, SA de C.V. ADR (a)(15)	103,023	134,190

	Netherlands (2.26%)
71,150	Heineken Holding NV (2)	2,211,406	2,453,197
35,000	Koninklijke Grolsch NV (2)	862,910	1,304,792
44,600	Telegraaf Media Groep NV (10)	1,154,283	1,145,760
4,931	Arcadis NV (8)	50,783	211,505

		4,279,382	5,115,254

	New Zealand (0.51%)
375,000	News and Media NZ Limited exchangeable preference shares (10)	863,093	1,118,713
210,000	Evergreen Forests Limited (a)(11)	49,953	41,981

		913,046	1,160,694

	Singapore (1.26%)
500,000	Haw Par Corporation Limited (8)	1,015,622	1,840,396
700,000	Singapore Airport Terminal Services, Limited (15)	724,759	1,013,300

		1,740,381	2,853,696

	South Africa (1.77%)
600,390	Mvelaphanda Resources Limited (a)(12)	1,806,174	3,023,652
44,760	Gold Fields Limited ADR (12)	471,141	983,825

		2,277,315	4,007,477

	South Korea (8.56%)
18,000	Samsung Electronics Company, Limited Pfd. (14)	2,740,388	9,215,807
100,000	Hyundai Pharmaceutical Industries Company, Limited (6)	887,888	2,439,024
45,000	Kukdong Electric Wire Company, Limited (a)(f)(14)	646,442	2,083,977
1,500	Lotte Confectionery Company, Limited (2)	360,172	1,887,928
72,964	SK Telecom Company Limited ADR (14)	1,534,048	1,721,221
1,490	Nam Yang Dairy Products Company, Limited (2)	361,713	1,030,441
10,400	Tae Young Corporation (16)	314,047	743,851
28,530	Daeduck Electronics Company, Limited (14)	172,546	272,176

		7,017,244	19,394,425

	Spain (1.35%)
60,200	Corporacion Financiera Alba SA (7)	1,876,612	3,050,709

	Switzerland (9.77%)
25,700	Kuehne & Nagel International AG (15)	1,352,807	8,325,283
69,940	Pargesa Holding AG (7)	3,202,320	6,740,623
16,730	Nestlé SA (2)	4,494,049	4,964,163
2,000	Edipresse SA (10)	675,882	885,566
21,250	Micronas Semiconductor Holding AG (a)(14)	758,612	676,970
20	Metall Zug AG (1)	223,140	552,041

		10,706,810	22,144,646

	Thailand (0.08%)
20,000	The Oriental Hotel Public Company, Limited (1)	88,922	172,951

	United Kingdom (6.24%)
348,930	Associated British Ports Holding Plc (15)	3,056,005	4,387,596
445,830	Tesco Plc (13)	2,578,765	2,557,013
294,550	Millennium & Copthorne Hotel Plc (1)	1,526,776	2,312,634
51,145	Anglo American Plc (12)	1,196,228	1,971,580
81,910	Spirax-Sarco Engineering Plc (8)	449,845	1,368,787
222,780	JZ Equity Partners Plc (4)	378,902	740,504
345,540	Vodafone Group Plc (14)	736,484	723,661
9,040	The Vitec Group Plc (10)	57,075	78,126

		9,980,080	14,139,901

	United States (1.30%)
110,860	News Corporation, Class ‘A’ (10)	1,664,661	1,841,385

See Notes to Schedule of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

28,130	Liberty Global Inc. Series ‘C’ (a)(10)	610,320	555,568
26,550	Liberty Global Inc. (a)(10)	612,745	543,479

		2,887,726	2,940,432

	Total Common and Preferred Stocks	113,442,531	187,572,673

Ounces

Commodity (1.09%)
4,242	Gold bullion (a)	2,340,253	2,469,324

	Principal Amount

		Note and Bonds (7.38%)

		Gold-Linked Note (1.53%)
	$2,980,000	HSBC Gold-Linked Note 0% due 1/16/2007 (a)(b)(c)(d)(e)(12)	2,980,000		3,459,184

		Non U.S. Dollar Bonds (5.85%)
GBP	500,000	EMI Group Limited Plc 8 1/4% due 5/20/2008 (10)	821,236		937,130
HKD	5,000,000	Hong Kong Government 3.34% due 12/19/2008 (5)	632,438		629,275
HKD	1,100,000	Hong Kong Government 2.52% due 3/24/2009 (5)	136,515		135,063
EUR	1,394,875	Republic of France O.A.T./i 3% due 7/25/2009 (g)(5)	1,806,738		1,785,038
EUR	2,292,290	Republic of France O.A.T./i 3% due 7/25/2012 (g)(5)	3,079,629		3,040,367
SGD	1,815,000	Singapore Government 2 3/8% due 10/01/2009 (5)	1,089,303		1,089,967
EUR	1,675,000	Waterford Wedgwood Plc 9 7/8 % due 12/01/2010 (b)(1)	2,000,266		1,807,311
MYR	2,109,000	Malaysian Government 3.756% due 4/28/2011 (5)	565,647		572,445
GBP	615,000	Enodis Plc 10 3/8 % due 4/15/2012 (8)	1,010,755		1,179,078
EUR	500,000	UPC Holding BV 8 5/8 % due 1/15/2014 (b)(10)	583,147		601,629
EUR	550,000	UPC Holding BV 7 3/4% due 1/15/2014 (b)(10)	620,981		635,120
EUR	650,000	Ray Acquisition SCA 9 3/8 % due 3/16/2015 (b)(8)	780,849		851,070

			13,127,504		13,263,493

		Total Note and Bonds	16,107,504		16,722,677

		Short Term Investments (8.03%)
	$10,000,000	Burlington Northern Santa Fe Corporation 4.90% due 4/03/2006	9,997,278		9,997,278
	1,736,000	Hitachi Limited 4.85% due 4/03/2006	1,735,532		1,735,532
	3,729,000	L’Oréal SA 4.55% due 4/04/2006	3,727,586		3,727,586
	2,741,000	Monsanto Company 4.80% due 4/24/2006	2,732,594		2,732,594

		Total Short Term Investments	18,192,990		18,192,990

		Total Investments (99.30%)	$150,083,278	*	224,957,664

		Other assets in excess of liabilities (0.70%)			1,588,200

		Net assets (100.00%)			$226,545,864

*	At March 31, 2006 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies	Sector / Industry Classifications

EUR - euro	(1)	Consumer Discretionary	(9)	Materials
GBP - pound sterling	(2)	Consumer Staples	(10)	Media
HKD - Hong Kong dollar	(3)	Energy	(11)	Paper and Forest Products
MYR - Malaysian ringgit	(4)	Financials	(12)	Precious Metals
SGD - Singapore dollar	(5)	Government Issues	(13)	Retail
	(6)	Health Care	(14)	Technology and Telecommunications
	(7)	Holding Companies	(15)	Transportation
	(8)	Industrials	(16)	Utilities

(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1 1/2 to 1 to the price of gold bullion.
(f)

Security valued in accordance with fair value procedures under the supervision of the Board of Trustees. Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on March 31, 2006 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share

Kukdong Electric Wire Company, Limited	2/20/2004	$646,442	$46.31

(g)	Inflation protected security.

See Notes to Schedule of Investments.

First Eagle Overseas Variable Fund

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Significant Accounting Policies

First Eagle Variable Funds (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust, formerly First Eagle SoGen Variable Funds, Inc., changed its name to First Eagle Variable Funds, Inc. effective December 31, 2002 with corresponding change to the name of the portfolio from First Eagle SoGen Overseas Variable Fund to First Eagle Overseas Variable Fund. The Trust is a Delaware statutory trust and was until April 13, 2004 a Maryland corporation operating under the name First Eagle Variable Funds, Inc.

Security valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term instruments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value. London closing exchange rates typically are used to convert foreign security prices into U.S. dollars, while commodities (such as physical metals) normally are valued at the price of the last sale on the COMEX exchange as of the close of business on the date on which the assets are valued. Forward currency contracts are valued at the current cost of covering or offsetting such contracts. Any security that is listed or traded on more than on exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market value.

Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer		Date: May 24, 2006

\s\ John P. Arnhold
John P. Arnhold, President		Date: May 24, 2006